Impairment Testing (Carrying Amounts of Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	$ 539	$ 534
Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	507	502
Trademarks [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	32	32
Phosphate Solutions [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	110	114
Industrial Products [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	90	91
Growing Solutions [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	271	260
Potash [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	20	19
Other [Member] | Goodwill [Member]
Intangible assets having an indefinite useful life [Line Items]
Intangible assets having an indefinite useful life	$ 16	$ 18